Property, plant and equipment, net (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment, net was as follows:

(In millions)	As of September 30, 2025	As of December 31, 2024
Land and mineral reserves	$3,294	$3,361
Buildings and installations	2,990	2,948
Machines, furniture, vehicles and tools	9,304	9,001
Construction in progress	607	439
Finance lease right-of-use assets	519	334
Total property, plant and equipment	16,714	16,083
Less: accumulated depreciation, depletion and impairment	(8,877)	(8,549)
Property, plant and equipment, net	$7,837	$7,534

Property, plant and equipment, net was as follows:

	As of December 31,
(In millions)	2024	2023
Land and mineral reserves	$3,361	$3,430
Buildings and installations	2,948	2,885
Machines, furniture, vehicles and tools	9,001	8,797
Construction in progress	439	522
Finance lease right-of-use assets	334	308
Total property, plant and equipment	16,083	15,942
Less: accumulated depreciation, depletion and impairment	(8,549)	(8,322)
Property, plant and equipment, net	$7,534	$7,620